Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
12.	INTANGIBLE ASSETS

Intangible assets were as follows:

	Estimated weighted average useful life in years	2017	2016
Cost
Customer relationship intangibles [note 6]	10	$438	$392
Computer software	3	348	316
Patent and licenses	13	342	278

		1,128	986
Accumulated depreciation
Customer relationship intangibles [note 6]		(162)	(96)
Computer software		(263)	(242)
Patent and licenses		(53)	(27)

		$650	$621

The Company recorded approximately $125 million and $100 million of amortization expense related to finite-lived intangible assets for the years ended December 31, 2017 and 2016, respectively. The Company currently estimates annual amortization expense to be $124 million for 2018, $91 million for 2019, $72 million for 2020, $62 million for 2021 and $59 million for 2022.